The tables below show the assets and liabilities of the Company segregated by current and non-current, in accordance with the remaining contractual maturities on the reporting date: (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total financial assets	R$ 1,648,218,656		R$ 1,538,369,298
Non-current assets held for sale	1,236,931		1,196,272
Investments in associated companies	8,970,513		7,557,566
Property and equipment	11,971,122	[1]	13,513,105	[1]	R$ 14,071,129
Intangible assets and goodwill, net	18,799,813		14,911,007
Taxes to be offset	14,440,840		13,286,829
Deferred tax assets	85,068,043		78,743,461
Other assets	10,909,757		7,994,655
Total non-financial assets	151,397,019		137,202,895
Total assets on December 31, 2022	1,799,615,675
Total assets			1,675,572,193
Total financial liabilities	1,573,947,818		1,461,855,727
Other provisions	22,647,973		25,536,619
Current income tax liabilities	1,593,037		2,059,223
Deferred tax liabilities	1,633,292		208,035
Other liabilities	41,052,291		35,683,882
Total non-financial liabilities	66,926,593		63,487,759
Total equity	158,741,264		150,228,707		R$ 146,117,374	R$ 135,543,574
Total equity and liabilities on December 31, 2022	1,799,615,675
Total equity and liabilities			1,675,572,193
Current [member]
IfrsStatementLineItems [Line Items]
Total financial assets	727,693,972
Non-current assets held for sale	1,236,931
Investments in associated companies
Property and equipment
Intangible assets and goodwill, net
Taxes to be offset	5,898,378
Deferred tax assets	23,032,417
Other assets	8,695,297
Total non-financial assets	38,863,023
Total assets on December 31, 2022	766,556,995
Total assets			701,067,237
Total financial liabilities	1,065,037,848
Other provisions	4,622,349
Current income tax liabilities	1,593,037
Deferred tax liabilities
Other liabilities	38,737,153
Total non-financial liabilities	44,952,539
Total equity
Total equity and liabilities on December 31, 2022	1,109,990,387
Total equity and liabilities			1,037,472,691
Non Current [Member]
IfrsStatementLineItems [Line Items]
Total financial assets	920,524,684
Non-current assets held for sale
Investments in associated companies	8,970,513
Property and equipment	11,971,122
Intangible assets and goodwill, net	18,799,813
Taxes to be offset	8,542,462
Deferred tax assets	62,035,626
Other assets	2,214,460
Total non-financial assets	112,533,996
Total assets on December 31, 2022	1,033,058,680
Total assets			974,504,956
Total financial liabilities	508,909,970
Other provisions	18,025,624
Current income tax liabilities
Deferred tax liabilities	1,633,292
Other liabilities	2,315,138
Total non-financial liabilities	21,974,054
Total equity	158,741,264
Total equity and liabilities on December 31, 2022	R$ 689,625,288
Total equity and liabilities			R$ 638,099,502

[1]	Includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.